Financial Instruments - Summary of Movement In Credit Allowance On Customer Balance (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure Of Financial Instruments [Line Items]
Balance at the beginning	$ 10,200
Impairment loss recognized / (reversed), net	13	$ 11	$ 28
Balance at the end	11,322	10,200
Accumulated Impairment | Customer Balance
Disclosure Of Financial Instruments [Line Items]
Balance at the beginning	114	117	113
Translation differences	(2)	(2)	(3)
Impairment loss recognized / (reversed), net	13	11	28
Amounts written off	(11)	(12)	(21)
Balance at the end	$ 114	$ 114	$ 117